Accounts receivable, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accounts receivable, net
Accounts receivable	$ 28,410	176,273	108,650
Less: allowance for doubtful accounts	(1,752)	(10,869)	(8,758)	(2,022)
Accounts receivable, net	26,658	165,404	99,892
Movements in the allowance for doubtful accounts
Balance at beginning of the year	1,412	8,758	2,022
Additions	354	2,199	7,038	1,928
Write-offs	(14)	(88)	(302)
Balance at end of the year	$ 1,752	10,869	8,758	2,022